Performance Management - U.S. Global GO GOLD and Precious Metal Miners ETF	Dec. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and since inception periods compare with the S&P 500 Total Return Index, a broad measure of market performance, and the U.S. Global Go Gold and Precious Metal Miners Index, the Fund’s former underlying index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.usglobaletfs.com.
The Fund’s investment objective and strategies changed effective December 30, 2025. Fund performance prior to December 30, 2025 reflects the Fund’s investment objective and strategies when it sought to provide returns that tracked the performance of the U.S. Global Go Gold and Precious Metal Miners Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and since inception periods compare with the S&P 500 Total Return Index, a broad measure of market performance, and the U.S. Global Go Gold and Precious Metal Miners Index, the Fund’s former underlying index.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
The Fund’s year-to-date total return as of September 30, 2025 was 111.74%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 69.41% for the quarter ended June 30, 2020, and the lowest quarterly return was -31.04% for the quarter ended June 30, 2022.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	111.74%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	69.41%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(31.04%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Footnotes	Prior to December 30, 2025, the Fund tracked the performance of the U.S. Global Go Gold and Precious Metal Miners Index.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Availability Website Address [Text]	www.usglobaletfs.com